Note 12 - Income Taxes (Details) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation [Abstract]
Expected federal income tax (benefit) expense	$ 4,170	$ 1,854	$ (3,929)
Items affecting federal income tax:
State income taxes, net of federal income tax expense (benefit)	706	327	(645)
Tax exempt interest	(69)	(86)	(123)
(Decrease) increase in valuation allowance	(19,602)	(1,878)	4,883
Other, net	389	(85)	(186)
Income tax (benefit) expense	$ (14,406)	$ 132	$ 0